Offerings	Apr. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.02 per share ("Common Stock")
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such additional securities that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. (2) Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. (3) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such additional securities that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. (4) No fee due pursuant to Rule 457(g) under the Securities Act. (5) The pre-funded warrants have an exercise price of $0.00001.